Basis of Preparation	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Basis of Preparation

Note 2. Basis of Preparation

2.1 Statement of compliance

The consolidated financial statements of the Company as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer Eduardo Padilla Silva and the Chief Corporate Financial Officer Eugenio Garza y Garza on February 24,  2021. These consolidated financial statements and notes were then approved by the Company’s Board of Directors on February 26,  2021 and by the Shareholder meeting on March 24,  2021. The accompanying consolidated financial statements were approved for issuance in the Company’s annual report on form 20-F by the Company’s Chief Executive Officer and Chief Corporate Financial Officer on April 14,  2021 and subsequent events have been considered through that date (see Note 30).

2.2 Basis of measurement and presentation

COVID‑19, an infectious disease caused by a new virus, was declared a world‑wide pandemic by the WHO on 11 March 2020. The measures to slow the spread of COVID‑19 have had a significant impact on the global economy.

The COVID-19 pandemic has also caused and continues to cause significant volatility in the financial markets, undermining investors’ confidence in the growth of countries and businesses. Major stock markets have halted operations on several occasions as persistent market turmoil intensifies and new information becomes available. Currencies in many of the countries where we operate, including the Mexican peso, have suffered a significant depreciation against the U.S. dollar as compared to December 31, 2019, which has increased the cost of some of our raw materials, and therefore negatively affected our financial results. In addition, the long-term economic effects of the COVID-19 pandemic may include lower or negative growth rates in the markets where we operate and reduced demand for our products or a shift to lower margin products. The COVID-19 pandemic has also increased the interest rates for short-term loans, and these market conditions, if persisting for an extended duration, could affect our costs of financing. Furthermore, the duration of the COVID-19 pandemic is uncertain, and we cannot predict whether the virus will continue spreading in the territories where we operate or when or if the pandemic will subside.

During the COVID-19 pandemic, governments have implemented several preventive measures such as social distancing and the temporary closure of certain points of sale considered as non-esential. As such measures were relaxed, most businesses were able to reopen and this allowed us to recover the accounts receivable. Given that the impact in this item was not material, the Company did not implement any relevant change to our models to estimate the receivables’ provisions.

In regard to the above, the following are considerations that support our going concern basis of accounting:

•	Consideration of the entity’s business model and related risks.
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Whether the entity has sufficient cash and/or headroom in its credit facilities to support any downturn whilst noting that the evolving nature of the COVID-19 pandemic means that uncertainties will remain, and it may not be able to reasonably estimate the future impact.

•	Actions the entity has taken to mitigate the risk that the going concern assumption is not appropriate such as activities to preserve liquidity.
•	Any challenges of the underlying data and assumptions used to make the going concern assessment.

The consolidated financial statements have been prepared on historical cost basis, except for the following:

•	Derivative financial instruments.
•	Trust assets of post-employment and other long-term employee benefit plans.
•	Investments in equity instruments and some financial liabilities.

The carrying values of assets and liabilities designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.

The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are restated in terms of the measuring unit at the end of the reporting period.

2.2.1 Presentation of consolidated income statement

The Company’s consolidated income statement classifies its related costs and expenses by function accordingly within the industry practices in which the Company operates.

2.2.2 Presentation of consolidated statements of cash flows

The Company’s consolidated statement of cash flows is presented using the indirect method.

2.2.3 Convenience translation to U.S. dollars ($)

The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of December 31, 2020 the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2020 were converted into U.S. dollars at closing exchange rate of 19.8920 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of December 31, 2020. This arithmetic conversion should not be construed as representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.

As explained in Note 2.1 above, as of April 9,  2021 the exchange rate was Ps. 20.1620 per U.S. dollar, a depreciation of 1% since December 31, 2020.

2.3 Critical accounting judgments and estimates

For the application of the Company’s accounting policies, as described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current or subsequent periods of the revision if this affects both.

Judgments

In the process of applying the Company’s accounting policies, management has made the following judgments, the most significant effects of which are included on consolidated financial statements.

2.3.1 Key sources of estimation uncertainty

The following are the assumptions and other sources of estimation uncertainty as of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in the subsequent financial period. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes would be included in the assumptions when they occur.

2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and depreciable long-lived assets

Intangible assets with indefinite lives including goodwill are subject to impairment tests annually or whenever indicators of impairment are present. An impairment exists when the carrying value of an asset or cash generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value-in-use of the CGU to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU over its value-in-use in the period the related impairment is determined.

The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. In assessing value-in-use, the estimated future cash flows expected to be generated from the use of the asset or CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available.

If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.

Our forecasts assume our defensive profile and a recovery in the economic activity in the countries where we operate starting in 2021 and therefore, an improvement in sales volume. We expect the effects from the pandemic to be temporary and we estimate our industry will continue growing in the near term. Likewise, we will continue with the analyses of utilization levels of our assets, the recoverability of the accounts receivable, profitability of the business, etc. to identify any indications of impairment.

The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.20 and 13.

2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives

Property, plant and equipment, including returnable bottles which are expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets, see Notes 3.15, 3.18, 11 and 13.

2.3.1.3 Post-employment and other non-current employee benefits

The Company regularly evaluates the reasonableness of the assumptions used in its post-employment and other long-term employee benefit computations. Information about such assumptions is described in Note 17.

2.3.1.4 Income taxes

Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and available tax planning strategies, see Note 25.

2.3.1.5 Tax, labor and legal contingencies and provisions

The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 26. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

2.3.1.6 Valuation of financial instruments

The Company measures all derivative financial instruments at fair value.

The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 21.

In the initial recognition of an equity instrument that is not held for trading, under the “other” business model, the Company may irrevocably choose to present changes in the fair value of the investment in other comprehensive income. This choice has to be made for each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as other income in results unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses, related to changes in fair value, are recognized in OCI and are considered items that will not be reclassified to consolidated net income in subsequent periods.

2.3.1.7 Business combinations

Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to, and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree, and the equity interests issued by the Company in exchange for control of the acquiree.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:

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Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;

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Liabilities or equity instruments related to share-based compensation arrangements of the acquiree or share-based compensation arrangements of the Company entered into to replace share-based compensation arrangements of the acquiree are measured in accordance with IFRS 2, Share-based Payment at the acquisition date, see Note 3.27;

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Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and

•	Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnified liability subject to any contractual limitations.

For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU's cash flows, in the computation of weighted average cost of capital (“WACC”) and estimation of inflation during the identification of intangible assets with indefinite lives, mainly, goodwill, distribution and trademark rights, and estimation of useful life during the identification of intangible assets with definite lives, mainly, customer relationships.

2.3.1.8 Equity accounted investees

If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee requires a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances which may indicate that the Company is in a position to exercise significant influence over a less than 20 per cent-owned corporate investee:

•	Representation on the board of directors or equivalent governing body of the investee;
•	Participation in policy-making processes, including participation in decisions about dividends or other distributions;
•	Material transactions between the Company and the investee;
•	Interchange of managerial personnel; or
•	Provision of essential technical information.

Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.

In addition, the Company evaluates certain indicators that provide evidence of significant influence, such as:

•	Whether the extent of the Company’s ownership is significant relative to other shareholders (i.e. a lack of concentration of other shareholders);
•	Whether the Company’s significant shareholders, fellow subsidiaries, or officers hold additional investment in the investee; and
•	Whether the Company is a part of significant investee’s board of director committees, such as the executive committee or the finance committee.

An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it assesses whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances such as:

a)	Whether all the parties or a group of the parties, control the arrangement, considering definition of joint control, as described in Note 3.14; and
b)	Whether decisions about the relevant activities require the unanimous consent of all the parties, or of a group of the parties.

2.3.1.9 Venezuela exchange rates and deconsolidation

Effective December 31, 2017, the Company deconsolidated its Coca-Cola FEMSA subsidiary’s operations in Venezuela due to the political and economic environment in that country and began accounting for its investments under the fair value method. Consequently, beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translation differences are recognized for Venezuela’s operations in “Other comprehensive income, net of tax.”

2.3.1.10 Leases

Information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use assets and lease liabilities, and related statement of income accounts, include the following:

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If the Company is reasonably certain to exercise an option to extend a lease agreement or not to exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable and when the Company has the unilateral right to apply the option in question.

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Determination of the non-cancellable period for evergreen contracts and lifelong leases, considering whether the Company is reasonably certain to terminate the lease and/or estimating a reasonable period for the use of the asset, based on significant leasehold improvements made on the leased properties that provide reasonable certainty to the Company about the remaining period to obtain the benefits of such improvements on leased properties.

2.4 Application of recently issued accounting standards

The Company has applied the following amendments to IFRS during 2020. None of the amendments had a significant impact on the company’s financial statements:

2.4.1 Modifications to the Conceptual Framework

The Conceptual Framework for Financial Information (“Conceptual Framework”) was issued on March 2018 replacing the previous version of the Conceptual Framework issued in 2010. The Conceptual Framework describes the purpose and concepts of general purpose for the financial information. The purpose of the Conceptual Framework is to:

a) Help to the IASB to develop standards that are based on consistent concepts;

b) Assist to preparers to develop congruent accounting policies when no Standard is applicable to a specific transaction or event, or when a Standard allows an accounting policy option; and

c) Help to all parties to understand and interpret the Standards.

The Conceptual Framework is not a Standard. No content of the Conceptual Framework prevails over any Standard or requirement of a Standard. As long as the Company’s accounting policy is in line with these modifications, the Company did not have any effect on its consolidated financial statements.

2.4.2 Modifications to IFRS 3 Definition of a Business (“IFRS 3”)

The IASB issued an amendment to IFRS 3 in October 2018 that revises the definition of a business. The modified definition issued in October 2018 emphasizes that the purpose of a business is to provide goods and services to the customers, while the previous definition was focus on returns in dividends, lower costs or other economic benefits for investors and others. The distinction between a business and a group of assets is important because an acquirer recognizes a goodwill when a business is acquired. As long as the Company’s accounting policy is aligned with these modifications, the Company did not have any effect on its consolidated financial statements.

2.4.3 Modifications to IAS 1 and IAS 8 Definition of Material or relative importance (“IAS 1” and “IAS 8”)

The definition of material or relative importance helps to the Company to determine whether information about an item, transaction or other event should be provided to the users of the financial statements. However, companies had difficulty using the above definition in making judgments in the preparation of the financial statements. Accordingly, the IASB published the Definition of Material or Relative Importance (Amendments to IAS 1 and IAS 8) in October 2018.

a. Previous definition:

Omissions of information or inaccuracies are material, or have relative importance if they can, individually or in whole, influence in the economic decisions taken by the users of the information on the base of the financial statements.

b. New definition:

Information is material if its omission, inaccuracy or concealment can reasonably be expected to influence the decisions that the principal users of the financial information take on the basis of the financial statements.

The definition of “material” in the IAS 8 is replaced by a reference to the IAS 1. In addition, to ensure consistency, the IASB has modified the rest of the affected standards.

The Company did not have significant effects on its consolidated financial statements.

2.4.4 Interest Rate Benchmark Reform - Amendments to IFRS 9, IAS 39 and IFRS 7

In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7 Financial Instruments: Disclosures, which concludes phase one of its work to respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR).

The amendments to IFRS 9

The amendments include a number of reliefs, which apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

Application of the reliefs is mandatory. The first three reliefs require assessing:

•	whether a forecast transaction (or component thereof) is highly probable.
•	when to reclassify the amount in the cash flow hedge reserve to profit and loss.
•	the economic relationship between the hedged item and the hedging instrument.

For each of these reliefs, it is assumed that the benchmark on which the hedged cash flows are based (whether or not contractually specified) and/or, for relief three, the benchmark on which the cash flows of the hedging instrument are based, are not altered as a result of IBOR reform.

A fourth relief provides that, for a benchmark component of interest rate risk that is affected by IBOR reform, the requirement that the risk component is separately identifiable need be met only at the inception of the hedging relationship. Where hedging instruments and hedged items may be added to or removed from an open portfolio in a continuous hedging strategy, the separately identifiable requirement need only be met when hedged items are initially designated within the hedging relationship.

To the extent that a hedging instrument is altered so that its cash flows are based on an RFR, but the hedged item is still based on IBOR (or vice versa), there is no relief from measuring and recording any ineffectiveness that arises due to differences in their changes in fair value.

The reliefs continue indefinitely in the absence of any of the events described in the amendments. When an entity designates a group of items as the hedged item, the requirements for when the reliefs cease are applied separately to each individual item within the designated group of items.

The amendments also introduce specific disclosure requirements for hedging relationships to which the reliefs are applied. The Company did not have any effect on its consolidated financial statements.

2.4.5 Amendments to IFRS 16 COVID-19 Related Rent Concessions

The amendment allows an optional practical expedient that simplifies how tenants account for rental concessions, arising as a direct consequence for the COVID-19 pandemic.

The practical expedient can only be applied if:

• the new consideration is substantially equal to or lesser than the original consideration;

• the decrease in the lease payments refers to rental payments that occur before June 30, 2021; and

• no other substantive changes to the lease terms have been made.

Those lessees who apply this practical expedient must disclose:

• The fact that the practical expedient has been applied to all eligible rental concessions and, if applicable to some selected ones; the nature of the contracts to which they have applied it; and

• the amount recognized in results for the reporting period that arises from the application of the practical expedient.

This amendment does not provide a practical expedient for lessors. Lessors are required to continue evaluating whether the rental concessions are lease modifications and justify them accordingly.